POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN - ESOP SHARES OUTSTANDING (DETAILS) In Thousands	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Series A Preferred Stock
Allocated	52,281	54,542	56,818
Unallocated	13,006	14,762	16,651
TOTAL	65,287	69,304	73,469
Series B Preferred Stock
Allocated	20,759	20,752	20,991
Unallocated	40,090	41,347	42,522
TOTAL	60,849	62,099	63,513